Schedule of Investments(a)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-70.55%
Agricultural & Farm Machinery-1.70%
John Deere Capital Corp. (SOFR + 0.40%)(b)	4.53%	01/05/2027	$10,000	$10,019,102
John Deere Capital Corp. (SOFR + 0.44%)(b)	4.63%	03/06/2026	10,000	10,008,404
John Deere Capital Corp. (SOFR + 0.50%)(b)	4.69%	03/06/2028	10,000	10,014,209
				30,041,715
Agricultural Products & Services-0.56%
Cargill, Inc. (SOFR + 0.61%)(b)(c)	4.71%	02/11/2028	10,000	10,016,167
Application Software-0.20%
Roper Technologies, Inc.	4.25%	09/15/2028	1,015	1,019,945
Synopsys, Inc.	4.55%	04/01/2027	2,500	2,517,859
				3,537,804
Asset Management & Custody Banks-2.30%
Ares Capital Corp.	3.88%	01/15/2026	11,946	11,934,106
Blue Owl Capital Corp.	4.25%	01/15/2026	10,000	9,980,255
State Street Corp.(d)	4.54%	04/24/2028	1,432	1,444,181
State Street Corp. (SOFR + 0.64%)(b)	4.75%	10/22/2027	2,857	2,869,843
State Street Corp. (SOFR + 0.85%)(b)	4.94%	08/03/2026	14,458	14,503,084
				40,731,469
Automobile Manufacturers-6.42%
American Honda Finance Corp. (SOFR + 0.72%)(b)	4.84%	10/05/2026	15,000	15,036,357
American Honda Finance Corp. (SOFR + 0.87%)(b)	4.99%	07/09/2027	10,000	10,046,870
American Honda Finance Corp. (SOFR + 0.82%)(b)	5.01%	03/03/2028	10,000	10,022,674
Daimler Truck Finance North America LLC (Germany)(c)	4.30%	08/12/2027	4,179	4,197,292
Daimler Truck Finance North America LLC (Germany)(c)	5.13%	09/25/2027	5,905	6,000,899
Hyundai Capital America(c)	3.50%	11/02/2026	2,000	1,987,970
Hyundai Capital America(c)	4.88%	06/23/2027	8,000	8,084,829
Mercedes-Benz Finance North America LLC (Germany)(c)	4.80%	03/30/2026	11,104	11,126,594
Toyota Motor Credit Corp. (SOFR + 0.65%)(b)	4.77%	01/05/2026	15,000	15,005,549
Toyota Motor Credit Corp.	5.40%	11/20/2026	8,000	8,122,568
Volkswagen Group of America Finance LLC (Germany)(c)	4.45%	09/11/2027	4,000	4,012,180
Volkswagen Group of America Finance LLC (Germany) (SOFR + 0.83%)(b)(c)	4.96%	03/20/2026	10,000	10,013,363
Volkswagen Group of America Finance LLC (Germany)(c)	6.00%	11/16/2026	9,785	9,949,658
				113,606,803
Automotive Parts & Equipment-0.61%
BMW US Capital LLC (Germany) (SOFR + 0.80%)(b)(c)	4.91%	08/13/2026	10,811	10,843,483
Broadline Retail-1.25%
Amazon.com, Inc.	3.90%	11/20/2028	13,890	13,947,027
eBay, Inc.	1.40%	05/10/2026	4,500	4,449,395
eBay, Inc.	4.25%	03/06/2029	3,676	3,692,477
				22,088,899
Commercial & Residential Mortgage Finance-0.11%
Aviation Capital Group LLC(c)	4.75%	04/14/2027	1,936	1,945,783
Construction Machinery & Heavy Transportation Equipment-0.50%
Caterpillar Financial Services Corp., Series K	4.10%	08/15/2028	8,734	8,800,543
Consumer Finance-1.67%
Capital One Financial Corp.	3.75%	03/09/2027	6,081	6,056,010
Capital One Financial Corp.(d)	4.93%	05/10/2028	10,000	10,106,886
General Motors Financial Co., Inc.	5.00%	07/15/2027	3,333	3,374,473
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc. (SOFR + 1.17%)(b)	5.29%	04/04/2028	$10,000	$10,003,266
				29,540,635
Diversified Banks-24.89%
Australia and New Zealand Banking Group Ltd. (Australia) (SOFR + 0.81%)(b)(c)	4.89%	01/18/2027	14,000	14,065,315
Bank of America N.A.	5.53%	08/18/2026	15,000	15,142,776
Bank of Montreal (Canada) (SOFR + 0.76%)(b)	4.94%	06/04/2027	10,000	10,054,058
Bank of New York Mellon (The) (SOFR + 0.71%)(b)	4.83%	04/20/2027	3,311	3,316,184
Bank of Nova Scotia (The) (Canada)(d)	4.04%	09/15/2028	10,000	9,990,887
Barclays Bank PLC (United Kingdom) (SOFR + 0.58%)(b)	4.68%	08/14/2026	12,000	11,996,891
Canadian Imperial Bank of Commerce (Canada)(d)	4.24%	09/08/2028	10,000	10,028,497
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.93%)(b)	5.09%	09/11/2027	10,000	10,034,157
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.22%)(b)	5.35%	10/02/2026	15,000	15,111,336
Citigroup, Inc.(d)	4.64%	05/07/2028	10,000	10,072,571
Commonwealth Bank of Australia (Australia) (SOFR + 0.75%)(b)(c)	4.89%	03/13/2026	14,512	14,530,365
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.59%)(b)	4.73%	05/27/2027	8,571	8,596,803
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.62%)(b)	4.76%	08/28/2026	8,035	8,056,765
Fifth Third Bank N.A. (SOFR + 0.81%)(b)	4.92%	01/28/2028	5,300	5,309,687
Goldman Sachs Bank USA (SOFR + 0.54%)(b)	4.73%	03/07/2027	10,000	10,043,336
HSBC USA, Inc. (SOFR + 0.97%)(b)	5.16%	06/03/2028	6,522	6,571,358
Huntington National Bank (The) (SOFR + 0.72%)(b)	4.84%	04/12/2028	6,897	6,895,367
ING Groep N.V. (Netherlands) (SOFR + 1.56%)(b)	5.72%	09/11/2027	10,000	10,080,115
JPMorgan Chase Bank N.A.	5.11%	12/08/2026	7,589	7,674,086
Morgan Stanley Bank N.A. (SOFR + 0.69%)(b)	4.81%	10/15/2027	10,000	10,022,657
Morgan Stanley Private Bank N.A. (SOFR + 0.77%)(b)	4.89%	07/06/2028	6,969	6,985,214
National Australia Bank Ltd. (Australia)	4.97%	01/12/2026	13,334	13,345,640
National Bank of Canada (Canada) (SOFR + 0.80%)(b)	4.93%	08/20/2026	10,000	10,002,368
National Bank of Canada (Canada) (SOFR + 1.03%)(b)	5.16%	07/02/2027	5,797	5,814,060
Nordea Bank Abp (Finland)(c)	4.38%	03/17/2028	5,000	5,062,465
Nordea Bank Abp (Finland) (SOFR + 0.74%)(b)(c)	4.87%	03/19/2027	14,286	14,356,117
PNC Bank N.A.(d)	4.54%	05/13/2027	6,977	6,987,816
PNC Bank N.A. (SOFR + 0.73%)(b)	4.85%	07/21/2028	2,633	2,633,502
PNC Financial Services Group, Inc. (The)(d)	5.10%	07/23/2027	7,500	7,542,008
Royal Bank of Canada (Canada) (SOFR + 0.95%)(b)	5.07%	01/19/2027	16,667	16,775,039
Societe Generale S.A. (France)(c)(d)	1.49%	12/14/2026	10,437	10,423,100
Sumitomo Mitsui Financial Group, Inc. (Japan)	1.90%	09/17/2028	10,000	9,444,772
Sumitomo Mitsui Trust Bank Ltd. (Japan) (SOFR + 0.75%)(b)(c)	4.92%	09/11/2028	1,541	1,544,415
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	5.20%	03/07/2027	6,557	6,654,084
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	5.65%	09/14/2026	4,349	4,405,674
Svenska Handelsbanken AB (Sweden) (SOFR + 0.74%)(b)(c)	4.87%	05/23/2028	6,522	6,550,102
Swedbank AB (Sweden) (SOFR + 1.38%)(b)(c)	5.53%	06/15/2026	15,000	15,084,454
Swedbank AB (Sweden)(c)	6.14%	09/12/2026	8,130	8,262,201
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.82%)(b)	4.92%	01/31/2028	8,791	8,825,064
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.91%)(b)	5.05%	06/02/2028	10,000	10,051,411
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.00%)(b)	5.11%	10/20/2026	9,800	9,819,363
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.08%)(b)	5.20%	07/17/2026	13,050	13,115,115
Truist Bank (SOFR + 0.77%)(b)	4.88%	07/24/2028	9,757	9,763,851
U.S. Bank N.A. (SOFR + 0.69%)(b)	4.80%	10/22/2027	10,000	10,029,790
U.S. Bank N.A. (SOFR + 0.91%)(b)	5.03%	05/15/2028	10,000	10,042,884
UBS AG (Switzerland)(d)	4.86%	01/10/2028	5,608	5,655,181
Wells Fargo & Co. (SOFR + 0.78%)(b)	4.89%	01/24/2028	7,461	7,478,540
Wells Fargo Bank N.A. (SOFR + 0.71%)(b)	4.83%	01/15/2026	6,400	6,402,637
				440,650,078
Diversified Metals & Mining-1.73%
BHP Billiton Finance (USA) Ltd. (Australia)	5.25%	09/08/2026	14,815	14,953,153
Glencore Funding LLC (Australia) (SOFR + 0.75%)(b)(c)	4.88%	10/01/2026	5,357	5,363,014
Glencore Funding LLC (Australia) (SOFR + 1.06%)(b)(c)	5.18%	04/04/2027	8,522	8,558,515
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Metals & Mining-(continued)
Rio Tinto Finance (USA) PLC (Australia)	4.38%	03/12/2027	$1,741	$1,753,791
				30,628,473
Electric Utilities-2.67%
National Rural Utilities Cooperative Finance Corp., Series D	4.15%	08/25/2028	5,128	5,158,550
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.82%)(b)	4.97%	09/16/2027	15,000	15,079,632
National Rural Utilities Cooperative Finance Corp.	5.10%	05/06/2027	7,500	7,613,750
NextEra Energy Capital Holdings, Inc. (SOFR + 0.76%)(b)	4.87%	01/29/2026	11,456	11,467,393
NextEra Energy Capital Holdings, Inc. (SOFR + 0.80%)(b)	4.90%	02/04/2028	7,330	7,382,154
Pinnacle West Capital Corp.	4.90%	05/15/2028	649	660,314
				47,361,793
Fertilizers & Agricultural Chemicals-0.34%
Nutrien Ltd. (Canada)	4.50%	03/12/2027	5,970	6,007,906
Home Improvement Retail-0.64%
Home Depot, Inc. (The)	5.15%	06/25/2026	4,504	4,536,008
Lowe’s Cos., Inc.	4.80%	04/01/2026	6,766	6,777,875
				11,313,883
Hotels, Resorts & Cruise Lines-0.10%
Marriott International, Inc.	4.20%	07/15/2027	1,709	1,714,168
Integrated Oil & Gas-0.37%
Chevron USA, Inc. (SOFR + 0.36%)(b)	4.50%	02/26/2027	6,465	6,478,331
Interactive Media & Services-0.21%
Alphabet, Inc. (SOFR + 0.52%)(b)	4.62%	11/15/2028	3,636	3,657,562
Investment Banking & Brokerage-1.36%
Goldman Sachs Group, Inc. (The)(d)	4.94%	04/23/2028	5,129	5,186,269
Jefferies Financial Group, Inc.	4.50%	09/15/2026	10,000	10,006,831
Jefferies Financial Group, Inc.	4.75%	08/11/2026	8,846	8,855,369
				24,048,469
Life & Health Insurance-14.26%
Athene Global Funding (SOFR + 1.03%)(b)(c)	5.17%	08/27/2026	10,000	10,042,769
Athene Global Funding (SOFR + 1.21%)(b)(c)	5.34%	03/25/2027	12,000	12,092,004
Athene Global Funding(c)	5.62%	05/08/2026	12,000	12,069,953
Brighthouse Financial Global Funding(c)	5.55%	04/09/2027	8,150	8,269,641
CNO Global Funding(c)	4.88%	12/10/2027	4,918	4,978,298
Corebridge Global Funding(c)	4.25%	08/21/2028	3,043	3,051,783
Corebridge Global Funding (SOFR + 0.75%)(b)(c)	4.88%	01/07/2028	10,000	9,999,381
Corebridge Global Funding (SOFR + 1.30%)(b)(c)	5.43%	09/25/2026	15,000	15,101,404
Corebridge Global Funding(c)	5.75%	07/02/2026	7,758	7,836,813
Equitable America Global Funding(c)	3.95%	09/15/2027	4,474	4,469,100
F&G Global Funding(c)	4.65%	09/08/2028	2,139	2,146,622
GA Global Funding Trust(c)	2.25%	01/06/2027	3,700	3,623,033
Jackson National Life Global Funding(c)	5.50%	01/09/2026	16,667	16,686,847
Jackson National Life Global Funding(c)	5.55%	07/02/2027	6,719	6,863,565
Lincoln Financial Global Funding(c)	4.63%	05/28/2028	3,000	3,031,498
MassMutual Global Funding II (SOFR + 0.68%)(b)(c)	4.78%	08/01/2028	10,000	10,006,616
MassMutual Global Funding II (SOFR + 0.77%)(b)(c)	4.88%	01/29/2027	15,000	15,074,995
MassMutual Global Funding II (SOFR + 0.98%)(b)(c)	5.10%	07/10/2026	13,500	13,557,653
Met Tower Global Funding(c)	5.40%	06/20/2026	10,000	10,074,632
New York Life Global Funding(c)	4.40%	04/25/2028	3,695	3,741,835
New York Life Global Funding (SOFR + 0.67%)(b)(c)	4.80%	04/02/2027	7,000	7,029,870
Northwestern Mutual Global Funding (SOFR + 0.66%)(b)(c)	4.79%	08/25/2028	6,250	6,264,086
Pacific Life Global Funding II(c)	4.45%	05/01/2028	9,434	9,550,310
Pacific Life Global Funding II (SOFR + 0.60%)(b)(c)	4.73%	03/27/2026	9,750	9,761,017
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance-(continued)
Pacific Life Global Funding II (SOFR + 1.05%)(b)(c)	5.16%	07/28/2026	$12,500	$12,565,334
Pricoa Global Funding I(c)	5.55%	08/28/2026	3,407	3,445,629
Principal Life Global Funding II(c)	4.25%	08/18/2028	4,348	4,374,071
Principal Life Global Funding II(c)	4.60%	08/19/2027	4,777	4,817,973
Principal Life Global Funding II(c)	5.00%	01/16/2027	4,500	4,549,186
Protective Life Global Funding(c)	5.37%	01/06/2026	10,339	10,349,823
Reliance Standard Life Global Funding II(c)	5.24%	02/02/2026	7,125	7,131,663
				252,557,404
Multi-line Insurance-0.93%
Metropolitan Life Global Funding I(c)	4.15%	08/25/2028	2,800	2,811,154
USAA Capital Corp.(c)	4.38%	06/01/2028	3,330	3,373,109
USAA Capital Corp.(c)	5.25%	06/01/2027	10,000	10,210,834
				16,395,097
Oil & Gas Storage & Transportation-0.65%
Enbridge, Inc. (Canada)	4.20%	11/20/2028	3,846	3,856,355
Enbridge, Inc. (Canada)	4.60%	06/20/2028	2,905	2,937,740
Enbridge, Inc. (Canada)	5.25%	04/05/2027	4,666	4,729,168
				11,523,263
Packaged Foods & Meats-0.47%
Campbell’s Co. (The)	5.30%	03/20/2026	2,352	2,359,720
Mars, Inc.(c)	4.45%	03/01/2027	5,956	5,997,591
				8,357,311
Pharmaceuticals-2.14%
Bristol-Myers Squibb Co. (SOFR + 0.49%)(b)	4.61%	02/20/2026	4,651	4,654,487
Eli Lilly and Co.	4.00%	10/15/2028	3,333	3,356,160
Eli Lilly and Co.	5.00%	02/27/2026	10,257	10,258,030
GlaxoSmithKline Capital PLC (United Kingdom) (SOFR + 0.50%)(b)	4.66%	03/12/2027	6,593	6,617,810
Novartis Capital Corp.	3.90%	11/05/2028	5,465	5,488,734
Pfizer, Inc. (SOFR + 0.50%)(b)	4.62%	11/15/2027	2,692	2,699,427
Zoetis, Inc.	4.15%	08/17/2028	4,808	4,840,269
				37,914,917
Regional Banks-0.65%
Zions Bancorp. N.A.(d)	4.70%	08/18/2028	11,618	11,609,941
Retail REITs-0.21%
Realty Income Corp.	5.05%	01/13/2026	3,687	3,687,361
Self-Storage REITs-0.57%
Public Storage Operating Co. (SOFR + 0.70%)(b)	4.82%	04/16/2027	10,000	10,029,904
Semiconductors-0.57%
Advanced Micro Devices, Inc.	4.21%	09/24/2026	10,000	10,030,889
Soft Drinks & Non-alcoholic Beverages-0.56%
Keurig Dr Pepper, Inc. (SOFR + 0.88%)(b)	5.03%	03/15/2027	10,000	10,005,545
Specialty Chemicals-0.26%
Sherwin-Williams Co. (The)	4.55%	03/01/2028	4,587	4,636,359
Systems Software-0.84%
Oracle Corp.	1.65%	03/25/2026	14,972	14,852,767
Technology Hardware, Storage & Peripherals-0.56%
Hewlett Packard Enterprise Co.	4.05%	09/15/2027	10,000	9,992,929
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transaction & Payment Processing Services-0.25%
PayPal Holdings, Inc.	4.45%	03/06/2028	$4,464	$4,521,730
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,243,051,069)				1,249,129,381
Commercial Paper-11.04%(e)
Distributors-1.59%
Genuine Parts Co.(c)	4.31%	12/02/2025	5,150	5,147,688
Genuine Parts Co.(c)	4.40%	12/04/2025	18,000	17,987,850
Genuine Parts Co.(c)	4.36%	12/12/2025	5,000	4,992,115
				28,127,653
Diversified Banks-0.58%
HSBC USA, Inc.(c)	4.27%	08/27/2026	10,500	10,186,454
Diversified Capital Markets-2.17%
VW Credit, Inc. (Germany)(c)	4.21%	10/01/2026	9,000	8,696,961
Washington Morgan Capital Co. LLC; Series A(c)	3.99%	07/09/2026	10,000	9,759,830
Washington Morgan Capital Co. LLC; Series A (SOFR + 0.45%)(b)(c)	4.46%	07/17/2026	10,000	10,009,977
Washington Morgan Capital Co. LLC; Series A (SOFR + 0.50%)(b)(c)	4.51%	09/10/2026	10,000	10,009,755
				38,476,523
Health Care REITs-0.56%
Alexandria Real Estate Equities, Inc.(c)	4.32%	12/30/2025	10,000	9,963,090
Independent Power Producers & Energy Traders-0.36%
AES Corp. (The)(c)	4.25%	12/01/2025	6,400	6,397,741
Integrated Telecommunication Services-1.20%
TELUS Corp. (Canada)(c)	4.96%	01/16/2026	10,540	10,474,631
TELUS Corp. (Canada)(c)	4.76%	02/24/2026	8,000	7,911,736
TELUS Corp. (Canada)(c)	4.50%	04/09/2026	3,000	2,950,278
				21,336,645
Leisure Products-0.56%
Brunswick Corp.(c)	4.45%	12/02/2025	10,000	9,994,990
Oil & Gas Storage & Transportation-0.47%
Western Midstream Operating L.P.(c)	4.31%	12/04/2025	8,300	8,293,775
Pharmaceuticals-0.55%
Bayer Corp. (Germany)(c)	4.54%	08/03/2026	10,000	9,726,870
Specialized Finance-0.78%
HA Sustainable Infrastructure Capital, Inc.(c)	4.62%	12/17/2025	9,800	9,776,245
HA Sustainable Infrastructure Capital, Inc.(c)	4.62%	12/18/2025	4,000	3,989,748
				13,765,993
Systems Software-0.51%
Oracle Corp.(c)	4.27%	01/16/2026	9,000	8,950,752
Technology Distributors-0.55%
Arrow Electronics, Inc.(c)	4.20%-4.21%	12/02/2025	9,700	9,695,402
Telecom Tower REITs-0.56%
Crown Castle, Inc.(c)	4.37%	12/16/2025	10,000	9,977,850
Trading Companies & Distributors-0.60%
Air Lease Corp.(c)	4.26%	12/11/2025	10,600	10,583,538
Total Commercial Paper (Cost $195,467,236)				195,477,276
Asset-Backed Securities-9.87%
Auto Loans/Leases-7.42%
AutoNation Finance Trust; Series 2025-1A, Class A2(c)	4.72%	04/10/2028	4,627	4,637,743
BMW Vehicle Lease Trust; Series 2024-2, Class A2A	4.29%	01/25/2027	1,593	1,593,911
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases-(continued)
CarMax Auto Owner Trust;
Series 2024-1, Class A3	4.92%	10/16/2028	$9,360	$9,426,044
Series 2025-2, Class A2A	4.59%	07/17/2028	3,402	3,411,616
CCG Receivables Trust; Series 2025-1, Class A2(c)	4.48%	10/14/2032	4,397	4,419,348
Chesapeake Funding II LLC (Canada);
Series 2023-1A, Class A1(c)	5.65%	05/15/2035	1,804	1,814,129
Series 2023-2A, Class A2 (30 Day Average SOFR + 1.10%)(b)(c)	5.24%	10/15/2035	5,690	5,714,306
Series 2024-1A, Class A2 (30 Day Average SOFR + 0.77%)(b)(c)	4.91%	05/15/2036	1,478	1,478,381
Citizens Auto Receivables Trust; Series 2024-2, Class A3(c)	5.33%	08/15/2028	6,825	6,873,218
DLLST LLC; Series 2024-1A, Class A3(c)	5.05%	08/20/2027	4,204	4,222,165
Enterprise Fleet Financing LLC;
Series 2023-3, Class A2(c)	6.40%	03/20/2030	4,408	4,467,805
Series 2024-1, Class A2(c)	5.23%	03/20/2030	2,065	2,081,354
Series 2024-3, Class A2(c)	5.31%	04/20/2027	1,851	1,860,348
Series 2024-4, Class A2(c)	4.69%	07/20/2027	3,225	3,234,969
GM Financial Automobile Leasing Trust; Series 2025-2, Class A2B (30 Day Average SOFR + 0.50%)(b)	4.60%	07/20/2027	2,447	2,450,168
GreatAmerica Leasing Receivables Funding LLC;
Series 2024-2, Class A3(c)	5.00%	09/15/2028	4,000	4,057,710
Series 2025-1, Class A2(c)	4.52%	10/15/2027	2,600	2,608,695
Harley-Davidson Motorcycle Trust; Series 2025-A, Class A2A	4.71%	07/17/2028	2,242	2,248,342
Hyundai Auto Lease Securitization Trust;
Series 2024-C, Class A2B (30 Day Average SOFR + 0.50%)(b)(c)	4.64%	03/15/2027	1,868	1,869,159
Series 2025-B, Class A3(c)	4.53%	04/17/2028	3,200	3,227,885
Hyundai Auto Receivables Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.34%)(b)	4.48%	12/15/2027	6,521	6,524,442
John Deere Owner Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.29%)(b)	4.43%	03/15/2028	4,083	4,083,193
M&T Equipment LLC; Series 2025-1A, Class A2(c)	4.70%	12/16/2027	4,000	4,025,950
Mercedes-Benz Auto Lease Trust; Series 2024-A, Class A2A	5.44%	02/16/2027	1,886	1,888,741
Porsche Innovative Lease Owner Trust; Series 2024-1A, Class A3(c)	4.67%	11/22/2027	2,500	2,509,730
Toyota Auto Receivables Owner Trust; Series 2025-B, Class A2A	4.46%	03/15/2028	6,186	6,198,655
Westlake Automobile Receivables Trust; Series 2025-P1, Class A2(c)	4.65%	02/15/2028	5,300	5,313,676
Wheels Fleet Lease Funding 1 LLC;
Series 2023-2A, Class A(c)	6.46%	08/18/2038	4,354	4,408,181
Series 2024-1A, Class A2 (1 mo. Term SOFR + 0.83%)(b)(c)	4.79%	02/18/2039	3,060	3,068,889
Series 2024-2A, Class A2 (1 mo. Term SOFR + 1.00%)(b)(c)	4.96%	06/21/2039	3,182	3,203,049
Series 2025-1A, Class A1(c)	4.57%	01/18/2040	6,750	6,799,006
Series 2025-2A, Class A1(c)	4.41%	05/18/2040	10,000	10,078,019
World Omni Automobile Lease Securitization Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.39%)(b)	4.53%	12/15/2027	1,501	1,502,190
				131,301,017
Collateralized Mortgage Obligations-0.85%
Barings Equipment Finance LLC; Series 2025-B, Class A2(c)	4.02%	02/13/2029	3,200	3,204,679
Enterprise Fleet Financing LLC; Series 2025-4, Class A2(c)	4.05%	08/20/2028	3,600	3,606,205
Navistar Financial Dealer Note Master Owner Trust II; Series 2025-1, Class A(c)	4.18%	09/25/2030	2,900	2,910,928
Wheels Fleet Lease Funding 1 LLC; Series 2025-3A, Class A1(c)	4.08%	09/18/2040	5,350	5,351,371
				15,073,183
Equipment Leasing-0.31%
Dell Equipment Finance Trust;
Series 2024-1, Class A3(c)	5.39%	03/22/2030	2,698	2,717,269
Series 2025-1, Class A3(c)	4.61%	02/24/2031	2,480	2,503,950
HPEFS Equipment Trust; Series 2024-2A, Class A2(c)	5.50%	10/20/2031	253	253,512
				5,474,731
Specialized Finance-1.29%
First National Master Note Trust; Series 2024-1, Class A	5.34%	05/15/2030	3,870	3,950,139
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(c)	1.22%	07/15/2069	$3,565	$3,379,616
Series 2021-FA, Class A(c)	1.11%	02/18/2070	2,478	2,215,460
Synchrony Card Funding LLC; Series 2024-A1, Class A	5.04%	03/15/2030	10,000	10,143,776
Volvo Financial Equipment LLC; Series 2025-1A, Class A2(c)	4.41%	11/15/2027	3,150	3,156,284
				22,845,275
Total Asset-Backed Securities (Cost $174,159,411)				174,694,206
Certificates of Deposit-2.26%
Diversified Banks-2.26%
Deutsche Bank AG (Germany)	4.44%	08/03/2026	10,000	10,031,730
Intesa Sanpaolo S.p.A.	5.00%	01/07/2026	10,000	10,008,750
Intesa Sanpaolo S.p.A. (Italy) (SOFR + 0.70%)(b)	4.82%	07/17/2026	10,000	10,009,400
Natixis S.A. (France) (SOFR + 0.60%)(b)	4.72%	10/18/2027	10,000	10,012,663
Total Certificates of Deposit (Cost $40,000,000)				40,062,543
U.S. Treasury Securities-0.57%
U.S. Treasury Notes-0.57%
U.S. Treasury Notes (Cost $9,985,596)	4.50%	03/31/2026	10,000	10,021,931
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-94.29% (Cost $1,662,663,312)				1,669,385,337
			Repurchase Amount
Repurchase Agreements-5.36%(f)
BofA Securities, Inc., term agreement dated 11/03/2025, maturing value of $20,007,533 (collateralized by corporate obligations valued at $21,754,839; 0.00% - 8.00%; 07/15/2030 - 07/25/2041)(g)	4.52%	12/01/2025	20,007,533	20,000,000
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $27,176,948; 0.00% - 7.51%; 06/15/2028 - 05/20/2072)(h)	4.80%	12/01/2025	15,055,167	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 05/15/2024 (collateralized by non-agency mortgage-backed securities valued at $197,080,886; 0.00% - 13.08%; 11/15/2026 - 04/25/2050)(h)	4.58%	12/01/2025	20,071,161	20,000,000
Nomura Securities International, Inc., joint term agreement dated 11/10/2025, aggregate maturing value of $30,011,575 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $33,000,000; 0.00% - 8.42%; 08/25/2028 - 03/25/2070)(g)	4.63%	12/01/2025	20,007,717	20,000,000
Santander US Capital Markets LLC, joint term agreement dated 11/17/2025, aggregate maturing value of $30,011,875 (collateralized by non-agency asset-backed securities valued at $33,399,566; 1.79% - 6.22%; 10/15/2026 - 04/25/2047)(g)	4.75%	12/01/2025	20,007,917	20,000,000
Total Repurchase Agreements (Cost $95,000,000)				95,000,000
TOTAL INVESTMENTS IN SECURITIES-99.65% (Cost $1,757,663,312)				1,764,385,337
OTHER ASSETS LESS LIABILITIES-0.35%				6,240,374
NET ASSETS-100.00%				$1,770,625,711
Investment Abbreviations:
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $784,738,396, which represented 44.32% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Conservative Income Fund